Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000255966 | Vanguard Short-Term Bond ETF8653509
Holdings [Line Items]
Percent of Total Investments	25.70%
C000255966 | American Beacon Ahl Trend ETF8653479
Holdings [Line Items]
Percent of Total Investments	18.80%
C000255966 | Harbor Commodity All Weather Strategy ETF8653485
Holdings [Line Items]
Percent of Total Investments	10.80%
C000255966 | WisdomTree Floating Rate Treasury Fund ETF8653512
Holdings [Line Items]
Percent of Total Investments	10.10%
C000255966 | JPMorgan Ultra-Short Income ETF8653502
Holdings [Line Items]
Percent of Total Investments	7.90%
C000255966 | iMGP DBi Managed Futures Strategy ETF8653488
Holdings [Line Items]
Percent of Total Investments	6.20%
C000255966 | iShares High Yield Systematic Bond ETF8653491
Holdings [Line Items]
Percent of Total Investments	5.10%
C000255966 | Janus Henderson AAA CLO ETF8653498
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255966 | iShares U.S. Small-Capital Equity Factor ETF8653496
Holdings [Line Items]
Percent of Total Investments	3.80%
C000255966 | iShares MSCI USA Momentum Factor ETF8653494
Holdings [Line Items]
Percent of Total Investments	2.50%
C000255966 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000255967 | Vanguard Intermediate-Term Treasury ETF8653513
Holdings [Line Items]
Percent of Total Investments	25.30%
C000255967 | TCW Flexible Income ETF8653510
Holdings [Line Items]
Percent of Total Investments	24.10%
C000255967 | JPMorgan Core Plus Bond ETF8653501
Holdings [Line Items]
Percent of Total Investments	18.60%
C000255967 | Regan Floating Rate MBS ETF8653507
Holdings [Line Items]
Percent of Total Investments	9.90%
C000255967 | WisdomTree Floating Rate Treasury Fund ETF8653515
Holdings [Line Items]
Percent of Total Investments	9.80%
C000255967 | JPMorgan Ultra-Short Income ETF8653504
Holdings [Line Items]
Percent of Total Investments	6.70%
C000255967 | iShares Investment Grade Systematic Bond ETF8653497
Holdings [Line Items]
Percent of Total Investments	5.30%
C000255967 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000255969 | TCW Flexible Income ETF8653537
Holdings [Line Items]
Percent of Total Investments	25.20%
C000255969 | Vanguard Intermediate-Term Treasury ETF8653539
Holdings [Line Items]
Percent of Total Investments	17.20%
C000255969 | iShares Investment Grade Systematic Bond ETF8653520
Holdings [Line Items]
Percent of Total Investments	16.00%
C000255969 | Franklin Senior Loan ETF8653518
Holdings [Line Items]
Percent of Total Investments	11.10%
C000255969 | iShares MBS ETF8653523
Holdings [Line Items]
Percent of Total Investments	7.00%
C000255969 | Vanguard Short-Term Inflation-Protected Securities ETF8653541
Holdings [Line Items]
Percent of Total Investments	6.50%
C000255969 | PIMCO Multi Sector Bond Active ETF8653530
Holdings [Line Items]
Percent of Total Investments	4.50%
C000255969 | Schwab US TIPS ETF8653532
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255969 | Janus Henderson AAA CLO ETF8653526
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255969 | T Rowe Price Floating Rate ETF8653534
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255969 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000255968 | Avantis International Small Capital Value ETF8653522
Holdings [Line Items]
Percent of Total Investments	29.20%
C000255968 | iShares Core S&P Small-Capital ETF8653528
Holdings [Line Items]
Percent of Total Investments	21.90%
C000255968 | iShares International Small-Capital Equity Factor ETF8653531
Holdings [Line Items]
Percent of Total Investments	17.20%
C000255968 | iShares U.S. Small-Capital Equity Factor ETF8653533
Holdings [Line Items]
Percent of Total Investments	16.70%
C000255968 | Avantis U.S. Small Capital Value ETF8653525
Holdings [Line Items]
Percent of Total Investments	7.60%
C000255968 | Neuberger Berman Small-Mid Capital ETF8653536
Holdings [Line Items]
Percent of Total Investments	7.10%
C000255968 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000255970 | Avantis Emerging Markets Equity ETF8653542
Holdings [Line Items]
Percent of Total Investments	24.10%
C000255970 | iShares MSCI International Quality Factor ETF8653555
Holdings [Line Items]
Percent of Total Investments	17.20%
C000255970 | iShares International Equity Factor ETF8653552
Holdings [Line Items]
Percent of Total Investments	15.80%
C000255970 | iShares Emerging Markets Equity Factor ETF8653549
Holdings [Line Items]
Percent of Total Investments	14.50%
C000255970 | Vanguard International Dividend Appreciation ETF8653558
Holdings [Line Items]
Percent of Total Investments	12.50%
C000255970 | Cambria Foreign Shareholder Yield ETF8653544
Holdings [Line Items]
Percent of Total Investments	8.30%
C000255970 | Franklin International Low Volatility High Dividend Index ETF8653547
Holdings [Line Items]
Percent of Total Investments	7.50%
C000255970 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000255971 | T Rowe Price US Equity Research ETF8653561
Holdings [Line Items]
Percent of Total Investments	24.60%
C000255971 | iShares MSCI USA Quality Factor ETF8653550
Holdings [Line Items]
Percent of Total Investments	19.20%
C000255971 | JPMorgan Active Value ETF8653556
Holdings [Line Items]
Percent of Total Investments	15.60%
C000255971 | Vanguard Dividend Appreciation ETF8653562
Holdings [Line Items]
Percent of Total Investments	12.40%
C000255971 | JPMorgan Active Growth ETF8653553
Holdings [Line Items]
Percent of Total Investments	11.30%
C000255971 | T Rowe Price Capital Appreciation Equity ETF8653559
Holdings [Line Items]
Percent of Total Investments	11.20%
C000255971 | GMO US Quality ETF8653546
Holdings [Line Items]
Percent of Total Investments	5.00%
C000255971 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.40%